Stock-Based Compensation	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 17 — Stock-Based Compensation

The Company’s 2023 Equity Incentive Plan provides for the issuance of stock options, restricted stock awards, RSUs and other stock-based compensation awards to employees, directors, officers, consultants or others who provide services to the Company. The Company has reserved 10,600,000 shares of its Class A Common Stock for issuance under the terms of the 2023 Equity Incentive Plan. Prior to the Merger, Legacy Mobix had three equity incentive plans which provided for the issuance of stock-based compensation awards.

Restricted Stock Units

In connection with the Merger, all of Legacy Mobix’s RSUs were assumed by the Company and converted into an RSU covering the same number of shares of the Company’s Class A Common Stock.

Prior to the Merger, Legacy Mobix agreed, contingent upon closing of the Merger, to issue an aggregate of 5,000,000 RSUs (of which 999,999 were subsequently modified to common stock warrants upon the holder’s termination of employment) to certain of its officers and key employees over three years, beginning on the first anniversary of the Closing of the Merger. Because the vesting of these awards was subject to both a service condition and a performance condition (the completion of the Merger), the Company determined that vesting of the awards was not probable and did not recognize any stock-based compensation expense for these awards prior to the Closing. Upon Closing, the performance condition was satisfied, and vesting of the awards is subject only to a service condition. As a result, the Company recognizes the value of these awards over the requisite service period and during the nine months ended June 30, 2024, the Company recognized stock-based compensation expense of $10,858 relating to these RSUs and warrants, representing a catch-up for the portion of the service period that had elapsed from the date of the awards through the Closing.

During the nine months ended June 30, 2025, the Company and a former employee entered into certain agreements wherein the Company agreed to accelerate the vesting of 999,999 common stock warrants and grant the holder an additional 250,000 common stock warrants. The warrants are immediately exercisable and have an exercise price of $0.01 per share. Subsequently, the Company agreed to cancel 450,000 of these common stock warrants and replace them with the same number of fully vested RSUs. As a result of the acceleration of vesting and the grant of the warrants, during the nine months ended June 30, 2025 the Company recognized additional stock-based compensation expense of $6,917.

A summary of activity in the Company’s RSUs for the nine months ended June 30, 2025 is as follows:

	Number of units	Weighted- Average Grant Date Fair Value per Unit
Outstanding at September 30, 2024	4,463,253	$7.93
Granted	6,951,722	1.03
Forfeited	(17,327)	5.47
Vested	(5,193,502)	0.92
Outstanding at June 30, 2025	6,204,146	6.07

Unrecognized compensation expense related to RSUs was $15,473 as of June 30, 2025 and is expected to be recognized over a weighted-average period of 2.3 years.

MOBIX LABS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)

(unaudited, in thousands, except share and per share amounts)

Restricted Stock Awards

In January 2024, the Compensation Committee approved the grant of restricted stock awards (“RSAs”) for a total of 5,100,000 shares of the Company’s Class A Common Stock to two officers and directors of the Company, subject to stockholder approval which was obtained on January 3, 2025. The restricted stock awards were made pursuant to separate award agreements between the Company and each of the recipients. One RSA will vest in specified quarterly amounts from July 2025 through July 2028; the other RSA will vest over a two-year period and can be accelerated if certain stock price thresholds are met.

Additionally, the Company determined that the previously disclosed issuance of an aggregate of 2,745,099 shares of Class B Common Stock underlying the May 2025 grant of RSAs was not authorized in accordance with the Company’s Certificate of Incorporation. As a result, the shares of Class B Common Stock underlying the RSAs have not been issued and will not be issued pursuant to such grants. The impact of these RSAs was not material to the quarter ended June 30, 2025 and the Company has updated these unaudited interim condensed consolidated financial statements to exclude such shares from the number of shares issued and outstanding as of June 30, 2025.

Stock Options

Stock option activity for the nine months ended June 30, 2025 is as follows:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (years)
Outstanding at September 30, 2024	2,740,846	$4.89
Expired	(216,953)	4.92
Forfeited	(71,273)	6.04
Outstanding at June 30, 2025	2,452,620	4.85	6.1
Exercisable at June 30, 2025	2,297,204	4.72	6.1

Unrecognized stock-based compensation expense related to stock options, totaling $522 as of June 30, 2025, is expected to be recognized over a weighted-average period of 1.3 years. The aggregate intrinsic value of stock options outstanding and stock options exercisable as of June 30, 2025 was $388 and $388, respectively. The total intrinsic value of options exercised during the nine months ended June 30, 2024 was $4,709. The total fair value of options that vested during the nine months ended June 30, 2025 and 2024 was $471 and $1,531, respectively.

The weighted-average grant date fair value of options granted during the nine months ended June 30, 2024 was $3.50. The fair value of stock options granted was estimated with the following assumptions:

	Nine months ended June 30, 2024
	Range
	Low	High
Expected volatility	54.8%	55.6%
Expected dividend yield	0%	0%
Risk-free interest rate	3.9%	4.4%
Expected term (years)	4.5	5.3

MOBIX LABS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)

(unaudited, in thousands, except share and per share amounts)

The condensed consolidated statements of operations and comprehensive loss include stock-based compensation expense as follows:

	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024

Cost of revenue	$64	$27	$122	$27
Research and development	66	161	212	936
Selling, general and administrative	6,972	3,434	19,922	16,805
Total stock-based compensation expense	$7,102	$3,622	$20,256	$17,768

Note 18 - Equity Incentive Plans

In connection with the Merger, the Company adopted the 2023 Equity Incentive Plan, which provides for the issuance of stock options, restricted stock awards, RSUs and other stock-based compensation awards to employees, directors, officers, consultants or others who provide services to the Company. The specific terms of such awards are to be established by the board of directors or a committee thereof. The Company has reserved 2,290,183 shares of its Class A Common Stock for issuance under the terms of the 2023 Equity Incentive Plan.

Also in connection with the Merger, the Company adopted the 2023 Employee Stock Purchase Plan to assist eligible employees in acquiring stock ownership in the Company. Under the 2023 Employee Stock Purchase Plan, eligible employees may elect to enroll in the plan, designate a portion of eligible compensation to be withheld by the Company during an offering period, and purchase shares of the Company’s Class A Common Stock at the end of such offering period. The price of the shares purchased shall not be less than 85% of the fair market value of a share on the enrollment date or on the purchase date, whichever is lower. The Company has reserved 687,055 shares of its Class A Common Stock for issuance under the terms of the 2023 Employee Stock Purchase Plan. As of September 30, 2024, the Company had not commenced any offering period nor sold any shares under this plan.

Prior to the Merger, Legacy Mobix had three equity incentive plans which provided for the issuance of stock-based compensation awards and immediately prior to the Merger, Legacy Mobix RSUs and stock options were outstanding under these plans. Under the terms of the 2023 Equity Incentive Plan, no further awards may be made under the Legacy Mobix equity incentive plans.

Restricted Stock Units

In connection with the Merger, all of Legacy Mobix’s RSUs were assumed by the Company and converted into an RSU covering the same number of shares of the Company’s Class A Common Stock.

In November 2022, Legacy Mobix and certain of its officers and key employees agreed to enter into amended RSU agreements relating to an aggregate of 10,000,000 RSUs and in March 2023 and May 2023, Legacy Mobix and certain of its officers and key employees agreed to forfeit the 10,000,000 RSUs. The RSUs to these officers and key employees were replaced with a commitment from the Company, contingent upon closing of the Merger, to issue an aggregate of 5,000,000 RSUs (of which 1,000,000 were modified to common stock warrants upon the holder’s termination of employment) over three years, beginning on the first anniversary of the Closing of the Merger. Because the vesting of these awards was subject to both a service condition and a performance condition (the completion of the Merger), the Company determined that vesting of the awards was not probable and did not recognize any stock-based compensation expense for these awards prior to the Closing.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands, except share and per share amounts)

Upon Closing, the performance condition was satisfied, and vesting of the awards is subject only to a service condition. As a result, the Company is required to recognize the value of these awards over the requisite service period. During the year ended September 30, 2024, the Company recognized stock-based compensation expense of $20,634 relating to these RSUs and warrants, which includes a catch-up for the portion of the service period completed prior to the performance condition being satisfied. Also during the year ended September 30, 2024, in connection with a separation of employment, the Company modified 1,000,000 RSUs held by an employee such that the RSUs-which were subject to forfeiture under their original terms-would continue to vest over their original service period. Because the fair value of the modified awards was lower than the grant-date fair value of the original awards, the Company recognized a $2,242 reduction of stock-based compensation expense during the year ended September 30, 2024.

During the year ended September 30, 2023, certain employees agreed to forfeit 670,000 RSUs with no current replacement award. As a result, the Company recognized $3,203 of stock-based compensation expense in the year ended September 30, 2023.

A summary of activity in the Company’s RSUs for the year ended September 30, 2024 is as follows:

	Number of units	Weighted- Average Grant Date Fair Value per Unit

Outstanding at September 30, 2023	209,494	$6.84
Performance-based RSUs	3,999,999	8.57
Other RSUs issued	450,161	2.35
Forfeited	(34,915)	6.84
Vested	(161,486)	6.84
Outstanding at September 30, 2024	4,463,253	7.93

No RSUs vested during the year ended September 30, 2023. Unrecognized compensation expense related to RSUs was $27,920 as of September 30, 2024 and is expected to be recognized over a weighted-average period of 3.3 years.

Stock Options

Stock options granted under the Company’s equity incentive plan may be Incentive Stock Options (“ISOs”) or Non-Statutory Stock Options (“NSOs”). ISOs may be granted only to employees and NSOs may be granted to employees and consultants. The types of awards granted to consultants do not vary in characteristics from those granted to employees. The term of each option, which is stated in each option agreement, cannot exceed ten years from the date of grant. The exercise price is determined by the Company’s board of directors. If granted to an employee (other than employee who owns stock representing more than 10% of the voting power of all classes of stock), the option exercise price cannot be less than the fair market value of the stock on the date of grant as determined by the Company’s board of directors. Vesting requirements for options granted under the plans are determined by the board of directors. Stock option awards generally vest over periods of one to four years. Certain awards require the performance of one year of service before vesting commences, with a specified percentage of the award vesting after one year of service, and the remainder vesting ratably over the remaining vesting period.

In connection with the Merger, all Legacy Mobix stock options were assumed by the Company and converted into the same number of stock options of the Company, with no change to their exercise prices, vesting conditions or other terms.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands, except share and per share amounts)

Stock option activity for the year ended September 30, 2024 is as follows:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (years)
Outstanding at September 30, 2023	5,905,684	$4.28
Granted	32,200	6.84
Exercised	(1,797,841)	1.69
Forfeited	(870,776)	6.58
Expired	(528,421)	6.27
Outstanding at September 30, 2024	2,740,846	4.89	6.9
Exercisable at September 30, 2024	2,382,697	4.65	6.8

The terms of stock option awards permit a “net share settlement” for exercises of stock options, at the Company’s discretion. Stock options exercised during the year ended September 30, 2024 include options to purchase an aggregate of 474,313 shares which were exercised and settled for 198,115 shares of Class A Common Stock, with no cash proceeds to the Company.

Unrecognized stock-based compensation expense related to stock options, totaling $1,217 as of September 30, 2024, is expected to be recognized over a weighted-average period of 1.8 years. The aggregate intrinsic value of stock options outstanding and stock options exercisable as of September 30, 2024 was $576 and $576, respectively. The total intrinsic value of options exercised during the years ended September 30, 2024 and 2023 was $4,709 and $0, respectively. The total fair value of options that vested during the years ended September 30, 2024 and 2023 was $1,726 and $4,880, respectively.

The weighted-average grant date fair value of options granted during the years ended September 30, 2024 and 2023 was $3.50 and $3.61, respectively. The fair value of stock options granted was estimated with the following assumptions:

	Year ended September 30,
	2024		2023
	Range		Range
	Low	High	Low	High

Expected volatility	54.8%	55.6%	52.4%	54.4%
Expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.9%	4.4%	3.6%	4.2%
Expected term (years)	4.5	5.3	4.6	5.8

The consolidated statements of operations and comprehensive loss include stock-based compensation expense as follows:

	Year ended September 30,
	2024	2023

Cost of revenue	$15	$31
Research and development	1,124	1,842
Selling, general and administrative	20,244	13,603
Total stock-based compensation expense	$21,383	$15,476

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands, except share and per share amounts)